Long-term investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Long-term investments (note 7)	$ 4,792	$ 4,629
Weichai Westport Inc. (a)
Schedule of Investments [Line Items]
Long-term investments (note 7)	1,411	1,824
Minda Westport Technologies Limited (b)
Schedule of Investments [Line Items]
Long-term investments (note 7)	3,234	2,657
Other equity accounted investees
Schedule of Investments [Line Items]
Long-term investments (note 7)	$ 147	$ 148